Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (8,131)	$ 654	$ (12,410)
Included in OCI	342		3,464
Net	(7,789)	654	(8,946)
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(9)	(499)	(1,727)
Included in OCI	0
Net	(9)	(499)	(1,727)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,317)
Included in OCI	342
Net	(975)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	84	43	28
Included in OCI	0
Net	84	43	28
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(380)		(8,392)
Included in OCI	0		3,464
Net	(380)		(4,928)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,622)	(456)	(10,091)
Included in OCI	342		3,464
Net	(1,280)	(456)	(6,627)
Mortgage loans
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	0	1,110	(1,832)
Included in OCI	0
Net	0	$ 1,110	(1,832)
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(3,430)		(487)
Included in OCI	0
Net	(3,430)		$ (487)
Limited Partner Interest
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(3,079)
Included in OCI	0
Net	$ (3,079)